Form N-1A Cover	Mar. 10, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Pacer Funds Trust
Entity Central Index Key	0001616668
Entity Investment Company Type	N-1A
Document Period End Date	May 05, 2026
Prospectus Date	Mar. 10, 2026